Trust preferred securities - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Number Of Business Trusts Owned	5
Maximum Percentage Of Restricted Core Capital To All Core Capital That May Be Included In Tier One Capital	25.00%
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427,000,000
Trust Preferred Securities Exempt From Phase Out Provision Of Dodd Frank Act	935,000,000
Amount Of Core Capitals That Exceeded The Maximum Percentage Of Restricted Core Capital That May Be Included In Tier One Capital	$ 0	$ 0